UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-05904

ELFUN MONEY MARKET FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/12

Item 1.	Schedule of Investments

Elfun Money Market Fund

Schedule of Investments (dollars in thousands)—March 31, 2012 (unaudited)

Short-Term Investments—99.9% †		Principal Amount	Amortized Cost
U.S. Treasuries—19.9%
United States Treasury Bills
0.05%	07/05/12	$130	$130	(b)
0.09%	04/19/12	2,500	2,500	(b)
0.15%	09/13/12	2,400	2,398	(b)
United States Treasury Notes
0.38%	08/31/12	2,500	2,502
0.63%	06/30/12 - 07/31/12	12,200	12,219
1.00%	03/31/12 - 04/30/12	10,100	10,104
1.38%	05/15/12 - 09/15/12	5,400	5,416
			35,269

U.S. Government Agency Obligations—18.5%
Fannie Mae Discount Notes
0.06%	06/25/12	2,050	2,050	(b)
0.07%	06/18/12	2,000	2,000	(b)
Federal Home Loan Bank Discount Notes
0.08%	04/04/12 - 05/18/12	5,550	5,550	(b)
0.09%	05/16/12	2,450	2,450	(b)
0.14%	04/18/12	2,950	2,950	(b)
Federal Home Loan Mortgage Corp
0.18%	05/01/12	2,500	2,500	(d)
0.21%	04/03/12	2,800	2,800	(d)
Federal National Mortgage Association
0.23%	07/26/12	5,000	5,002	(d)
0.27%	10/18/12	1,400	1,401	(d)
Freddie Mac Discount Notes
0.03%	04/02/12	2,500	2,500	(b)
0.05%	05/01/12	1,600	1,600	(b)
0.13%	08/01/12	2,000	1,999	(b)
			32,802

Commercial Paper—25.8%
BHP Billiton Finance USA Ltd
0.10%	04/13/12	2,600	2,600	(a,b)
Commonwealth Bank of Australia
0.51%	05/21/12	5,350	5,350	(d)
HSBC Bank PLC
0.31%	09/24/12	4,350	4,350	(d)
Johnson & Johnson
0.07%	04/02/12	4,550	4,550	(a,b)
KFW
0.16%	05/11/12	3,650	3,649	(a,b)
National Australia Bank Ltd
0.24%	05/01/12	3,600	3,599	(a,b)
Nordea Bank AB
0.18%	05/23/12	2,900	2,899	(b)
Novartis AG
0.11%	04/12/12	3,750	3,750	(b)

Procter & Gamble Co/The
0.10%	05/07/12	2,650	2,650	(b)
0.15%	06/05/12	1,700	1,700	(b)
Royal Bank of Canada
0.13%	04/19/12	1,700	1,700	(b)
Sanofi
0.10%	04/13/12	3,500	3,500	(b)
Svenska Handelsbanken AB
0.30%	05/21/12	2,350	2,349	(a,b)
Wal-Mart Stores Inc
0.12%	04/30/12	3,100	3,100	(a,b)
			45,746

Repurchase Agreements—10.7%
Barclays Capital Inc. U.S. Treasury Repo
0.08% dated 03/30/12, to be repurchased at $ 4,900 on 04/02/12 collateralized by $ 4,998 U.S.Treasury Bond, 1.50% maturing on 06/30/16.	04/02/12	4,900	4,900
Deutsche Bank Securities, Inc. Gov Agcy Repo
0.10% dated 03/30/12, to be repurchased at $ 1,800 on 04/02/12 collateralized by $ 1,836 U.S. Government Agency Bond, 1.38% maturing on 11/15/2012.	04/02/12	1,800	1,800
Goldman Sachs & Co. Gov Agcy Repo
0.08% dated 03/30/12, to be repurchased at $ 5,200 on 04/02/12 collateralized by $ 5,299, U.S. Government Agency Bond, 0.38% maturing on 12/28/2012.	04/02/12	5,200	5,200
HSBC Securities (USA) Inc. Gov Agcy Repo
0.10% dated 03/30/12, to be repurchased at $ 3,850 on 04/02/12 collateralized by $ 3928, U.S. Government Agency Bond, 0.55% maturing on 12/27/13.	04/02/12	3,850	3,850
JP Morgan Securities LLC U.S. Treasury Repo
0.05% dated 03/30/12, to be repurchased at $ 3,300 on 04/02/12 collateralized by $ 3,369, U.S.Treasury Bond, 1.75% maturing on 12/27/13.	04/02/12	3,300	3,300
			19,050

Corporates—10.1%
Inter-American Development Bank Discount Notes
0.10%	04/30/12	1,950	1,950	(b)
International Bank for Reconstruction & Development
0.80%	07/13/12	3,400	3,406
JP Morgan Chase & Co
0.70%	06/15/12	5,450	5,457	(d)
2.20%	06/15/12	2,600	2,611
Royal Bank of Canada
1.32%	06/11/12	1,450	1,453	(d)
Wells Fargo & Co
0.69%	06/15/12	3,000	3,004	(d)
			17,881

Certificate of Deposit—14.8%
Australia & New Zealand Banking Group Ltd
0.28%	06/27/12	2,750	2,750
Bank of Montreal/Chicago Il
0.39%	09/26/12	2,050	2,050	(d)
Bank of Nova Scotia
0.18%	04/13/12	3,750	3,750
Barclays PLC
0.16%	04/09/12	2,950	2,950
National Australia Bank/New York
0.39%	04/13/12	1,450	1,450	(d)
Standard Chartered Bank
0.45%	05/10/12	3,550	3,550
Svenska Handelsbanken AB
0.44%	04/09/12	3,000	3,000
Toronto-Dominion Bank
0.13%	04/16/12	2,850	2,850
Westpac Banking Corp/NY
0.53%	05/11/12	4,000	4,000	(d)
			26,350

Time Deposit—0.1%
State Street Corporation
0.01%	04/02/12	155	155	(c)

Total Short-Term Investments
(Cost $177,253)			177,253

Other Assets and Liabilities, net—0.1%			212

NET ASSETS - 100.0%			$177,465

Notes to Schedules of Investments (dollars in thousands)—March 31, 2012 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to $19,847 or 11.18% of the net assets of the Elfun Money Market Fund. The GEI Investment Fund has been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(b)	Coupon amount represents effective yield.

(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Funds custodian and accounting agent.

(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2012.

†	Percentages are based on net assets as of March 31, 2012.

*	Less than 0.05%

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Portfolio securities of the Fund are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Funds’ investments measured at fair value on a recurring basis at March 31, 2012:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Money Market Fund	Investments in Securities †
	U.S. Treasuries	$—	$35,269	$—	$35,269
	U.S. Government Agency Obligations	—	32,802	—	32,802
	Commercial Paper	—	45,746	—	45,746
	Repurchase Agreements	—	19,050	—	19,050
	Corporate Notes	—	17,881	—	17,881
	Certificates of Deposit	—	26,350	—	26,350
	Time Deposit	—	155	—	155

	Total Investments in Securities	$—	$177,253	$—	$177,253

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended March 31, 2012:

Elfun Money Market Fund	Corporates	Total
Balance at 12/31/11	$3,501	$3,501
Accrued discounts/premiums	(1)	(1)
Realized gain (loss)	—	—
Change in unrealized gain (loss)	100	100
Purchases	—	—
Sales	(3,600)	(3,600)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance at 03/31/12	$—	$—

Change in unrealized appreciation relating to securities still held at 03/31/12	$—	$—

There were no transfers between fair value levels.

†	See Schedule of Investments for Industry Classification

INCOME TAXES

At March 31, 2012, information on the tax components of capital is as follows (Dollars in Thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
Elfun Money Market Fund	$177,253	$—	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Money Market Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2012

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: May 24, 2012